PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 545,733	$ 462,960
Accumulated depreciation	386,448	317,306
Depreciated cost	159,285	145,654
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	231,714	207,843
Accumulated depreciation	186,146	162,487
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment gross	247,763	191,697
Accumulated depreciation	147,657	109,501
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	6,460	6,585
Accumulated depreciation	5,103	3,529
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	59,796	56,835
Accumulated depreciation	$ 47,542	$ 41,789